INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS [Abstract]
INVESTMENTS
7.	INVESTMENTS

The following table sets forth a breakdown of the categories of short-term and long-term investments held by the Company:

	As of December 31,
	2024	2025
	$	$
Short-term investments
Debt securities:
Held-to-maturity	2,960,155	2,432,077
Available-for-sale	3,245,212	3,943,354
Equity securities	10,056	37,830
	6,215,423	6,413,261

Long-term investments
Debt securities:
Held-to-maturity	39,385	34,652
Available-for-sale	2,076,450	1,300,222
Equity securities	393,462	376,387
Equity method investments	185,008	177,568
	2,694,305	1,888,829

Marketable equity securities

The net unrealized fair value (loss) gain of ($2,069), ($1,471) and $7,509 related to the marketable equity securities had been recognized in the consolidated statements of operations as “Net investment loss” for the years ended December 31, 2023, 2024 and 2025, respectively.

Non-marketable equity securities

As of December 31, 2024 and 2025, the Company determined an impairment indicator existed due to the deterioration in economic and market conditions and the fair value of certain investments was less than their carrying amount. As of December 31, 2024 and 2025, the Company recorded cumulative impairment of $443,906 and $506,772, respectively.

Impairment losses

Impairment losses are included in “Net investment loss” in the consolidated statements of operations:
	Year ended December 31,
	2023	2024	2025
	$	$	$

Impairment losses
Non-marketable equity securities	86,076	244,630	62,866
Equity method investments	10,608	23,149	22,000

The following table summarizes the cost or amortized cost, gross unrecognized gains and losses, gross unrealized gains and losses, and fair value of the Company’s debt securities as of December 31, 2024 and 2025:
	As of December 31, 2024
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held-to-maturity
Time deposits	2,943,881	–	–	–	–	2,943,881
Sovereign debt securities	16,274	–	(34)	–	–	16,240
Available-for-sale
Sovereign and corporate debt securities	3,238,181	–	–	7,873	(842)	3,245,212

Long-term investments
Debt securities:
Held-to-maturity
Sovereign and corporate debt securities	39,385	236	(497)	–	–	39,124
Available-for-sale
Sovereign and corporate debt securities	2,093,447	–	–	640	(17,637)	2,076,450
	8,331,168	236	(531)	8,513	(18,479)	8,320,907

	As of December 31, 2025
	Cost or amortized cost	Gross unrecognized gains	Gross unrecognized losses	Gross unrealized gains	Gross unrealized losses	Fair value
	$	$	$	$	$	$

Short-term investments
Debt securities:
Held-to-maturity
Time deposits	2,420,776	–	–	–	–	2,420,776
Sovereign and corporate debt securities	11,301	29	(3)	–	–	11,327
Available-for-sale
Sovereign and corporate debt securities	3,939,498	–	–	4,603	(747)	3,943,354

Long-term investments
Debt securities:
Held-to-maturity
Time deposits	7,154	–	–	–	–	7,154
Sovereign debt securities	27,498	1,355	(38)	–	–	28,815
Available-for-sale
Sovereign and corporate debt securities	1,288,970	–	–	12,800	(1,548)	1,300,222
	7,695,197	1,384	(41)	17,403	(2,295)	7,711,648